Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of December 31, 2025:
	Total	2025	2026
Operating lease commitments under lease agreements	$6,381	$5,599	$782